Investment In Joint Ventures And Associates Investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of investments in associates and joint ventures [Line Items]
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.		Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
Woori Blackstone Korea Opportunity Private Equity Fund No.1
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other finance business		Other finance business
Proportion of ownership interest in associates and joint ventures				26.40%	[1]	26.40%
Description of nature of entitys relationship with associate		(*19) It has been removed from the list of associated companies as it was liquidated during the current period.	[1]	(*19) It has been removed from the list of associated companies as it was liquidated during the current period.
Kumho Tire Co Inc
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing		Manufacturing
Proportion of ownership interest in associates and joint ventures		14.20%	[2],[3]	14.20%	[2],[3]	14.20%
Financial statements as of 2017	[4]	Sep. 30, 2017		Sep. 30, 2016
Description of reason why using different reporting date or period for associate		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate		(*1) The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates. (*2) The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won).		(*1) The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates. (*2) The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won).
Fair value of investments in associates for which there are quoted market prices	[3]	₩ 4,425		₩ 8,480
Woori Service Networks Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Freight & staffing services		Freight & staffing services
Proportion of ownership interest in associates and joint ventures		4.90%	[5]	4.90%	[5]	4.90%
Financial statements as of 2017	[4]	Nov. 30, 2017		Nov. 30, 2016
Description of reason why using different reporting date or period for associate		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate		(*4) Most of the significant business transactions of associates are with the Group as of December 31, 2017 and 2016.		(*4) Most of the significant business transactions of associates are with the Group as of December 31, 2017 and 2016.
Korea Credit Bureau Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Credit information		Credit information
Proportion of ownership interest in associates and joint ventures		9.90%	[6]	9.90%	[6]	9.90%
Financial statements as of 2017		Dec. 31, 2017		Dec. 31, 2016
Description of nature of entitys relationship with associate		(*5) The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.		(*5) The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
Korea Finance Security Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Security service		Security service
Proportion of ownership interest in associates and joint ventures		15.00%	[5]	15.00%	[5]	15.00%
Financial statements as of 2017	[4]	Nov. 30, 2017		Nov. 30, 2016
Description of reason why using different reporting date or period for associate		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate		(*4) Most of the significant business transactions of associates are with the Group as of December 31, 2017 and 2016.		(*4) Most of the significant business transactions of associates are with the Group as of December 31, 2017 and 2016.
Chin Hung International Inc
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction		Construction
Proportion of ownership interest in associates and joint ventures		25.30%	[3],[7]	28.40%	[3],[7]	28.40%
Financial statements as of 2017	[4]	Nov. 30, 2017		Nov. 30, 2016
Description of reason why using different reporting date or period for associate		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate		(*2) The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won). (*9) Due to consolidation of stocks and debt-equity swap, the Group’s number of holding shares and ownership ratio have decreased.		(*2) The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won). (*9) Due to consolidation of stocks and debt-equity swap, the Group’s number of holding shares and ownership ratio have decreased.
Fair value of investments in associates for which there are quoted market prices	[3]	₩ 1,915		₩ 2,090
Poonglim Industrial Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction		Construction
Proportion of ownership interest in associates and joint ventures		29.40%	[8],[9],[10]	31.00%	[8],[9],[10]	30.70%
Financial statements as of 2017	[4]	Sep. 30, 2017		Sep. 30, 2016
Description of reason why using different reporting date or period for associate		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*12) The Group has sold a part of shares of the associates so the number of shares holding has decreased during the years ended December 31, 2017. (*14) As the carrying amounts of certain investments in associates had been reduced to zero, the Group discontinued the use of the equity method in accounting for those investments, and unrecognized losses due to the restricted application of equity method amount to 16,344 million Won and 612 million Won as of December 31, 2017 and 2016, respectively.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*12) The Group has sold a part of shares of the associates so the number of shares holding has decreased during the years ended December 31, 2017. (*14) As the carrying amounts of certain investments in associates had been reduced to zero, the Group discontinued the use of the equity method in accounting for those investments, and unrecognized losses due to the restricted application of equity method amount to 16,344 million Won and 612 million Won as of December 31, 2017 and 2016, respectively.
Unrecognised share of losses of associates		₩ 16,344,000,000		₩ 612,000,000
STX Engine Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing		Manufacturing
Proportion of ownership interest in associates and joint ventures		29.20%	[2],[3],[11]	29.20%	[2],[3]	29.20%
Description of nature of entitys relationship with associate		(*1) The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates. (*2) The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won). (*20) The shares of STX Engine Co., Ltd. owned by the Group were reclassified as assets held for sale, as the creditor financial institutions committee entered into a contract with UAMCO.,Ltd during the current period to sell STX Engine Co., Ltd. shares.		(*1) The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates. (*2) The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won). (*20) The shares of STX Engine Co., Ltd. owned by the Group were reclassified as assets held for sale, as the creditor financial institutions committee entered into a contract with UAMCO.,Ltd during the current period to sell STX Engine Co., Ltd. shares.
Fair value of investments in associates for which there are quoted market prices		₩ 9,150	[3]	₩ 6,630
Samho International Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction		Construction
Proportion of ownership interest in associates and joint ventures				7.80%	[3],[12]	7.80%
Description of nature of entitys relationship with associate		(*2) The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won). (*18) The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.	[12]	(*2) The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won). (*18) The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.
Fair value of investments in associates for which there are quoted market prices	[3]			₩ 16,900
Force TEC Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Freight & staffing services		Freight & staffing services
Proportion of ownership interest in associates and joint ventures	[10],[13]			34.40%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*15) Not in scope for the associates, because the Group does not have significant influence over the entity due to the fact that it is going through workout process under receivership as of December 31, 2017.	[13]	(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*15) Not in scope for the associates, because the Group does not have significant influence over the entity due to the fact that it is going through workout process under receivership as of December 31, 2017.
STX Corporation
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale of non-specialized goods		Wholesale of non-specialized goods
Proportion of ownership interest in associates and joint ventures		19.70%	[2],[3],[14]	9.50%	[2],[3],[10]	15.00%
Financial statements as of 2017	[4]	Sep. 30, 2017		Sep. 30, 2016
Description of reason why using different reporting date or period for associate		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate		(*1) The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates. (*2) The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won). (*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*13) Due to debt-equity swap capital stock, the Group ownership ratio has increased during the years ended December 31, 2017.		(*1) The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates. (*2) The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won). (*6) The carrying values of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017 and those of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2017 and 2016. (*13) Due to debt-equity swap capital stock, the Group ownership ratio has increased during the years ended December 31, 2017.
Fair value of investments in associates for which there are quoted market prices	[3]			₩ 1,660
Saman Corporation
Disclosure of investments in associates and joint ventures [Line Items]
Main business		General construction Technology service		General construction Technology service
Proportion of ownership interest in associates and joint ventures		9.20%	[6]	9.20%	[6]	9.20%
Financial statements as of 2017	[4]	Sep. 30, 2017		Sep. 30, 2016
Description of reason why using different reporting date or period for associate		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate		(*5) The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.		(*5) The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
Dongwoo C and C Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction		Construction
Proportion of ownership interest in associates and joint ventures	[10]	23.20%		23.20%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
SJCO Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Aggregate transportation and wholesale		Aggregate transportation and wholesale
Proportion of ownership interest in associates and joint ventures	[10]	26.50%		26.50%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
G2 Collection Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales		Wholesale and retail sales
Proportion of ownership interest in associates and joint ventures	[10]	28.90%		28.90%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
The Base Enterprise Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing		Manufacturing
Proportion of ownership interest in associates and joint ventures	[10]	48.40%		48.40%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
Heungjiwon Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other printing		Other printing
Proportion of ownership interest in associates and joint ventures	[10],[15]			27.80%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*17) As the Group sold its entire ownership interest of the entities, it was exclude from the investment in associates during the years ended December 31, 2017.	[16]	(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*17) As the Group sold its entire ownership interest of the entities, it was exclude from the investment in associates during the years ended December 31, 2017.
Kyesan engineering Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction		Construction
Proportion of ownership interest in associates and joint ventures	[10]	23.20%		23.20%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6) The carrying values of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017 and those of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2017 and 2016.
Good software lab Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Service		Service
Proportion of ownership interest in associates and joint ventures	[10]	28.90%		28.90%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
Wongwang Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and real estate		Wholesale and real estate
Proportion of ownership interest in associates and joint ventures	[10]	29.00%		29.00%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
Sejin construction Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Construction		Construction
Proportion of ownership interest in associates and joint ventures	[10]	29.60%		29.60%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
Deokwon food Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Poultry processing and storage		Poultry processing and storage
Proportion of ownership interest in associates and joint ventures	[10],[16]			27.30%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*17) As the Group sold its entire ownership interest of the entities, it was exclude from the investment in associates during the years ended December 31, 2017.	[16]	(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*17) As the Group sold its entire ownership interest of the entities, it was exclude from the investment in associates during the years ended December 31, 2017.
QTS shipping Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Complex transportation brokerage		Complex transportation brokerage
Proportion of ownership interest in associates and joint ventures	[10]	49.40%		49.40%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
DAEA SNC Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales		Wholesale and retail sales
Proportion of ownership interest in associates and joint ventures	[10]	24.00%		24.00%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
ARES TECH Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Electronic component manufacturing		Electronic component manufacturing
Proportion of ownership interest in associates and joint ventures	[10]	23.40%		23.40%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
Reading Doctors Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other service business
Proportion of ownership interest in associates and joint ventures	[10],[17]	35.40%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		(*10) Even though the Group’s ownership ratio of the entity was more than 20% as of December 31, 2016, the Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates. However, as the workout process was completed during the years ended December 31, 2017, it has been included in the investment in associates.
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
PREXCO Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing
Proportion of ownership interest in associates and joint ventures	[10],[17]	28.10%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		(*10) Even though the Group’s ownership ratio of the entity was more than 20% as of December 31, 2016, the Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates. However, as the workout process was completed during the years ended December 31, 2017, it has been included in the investment in associates.
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
Hyunwoo International Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing
Proportion of ownership interest in associates and joint ventures	[10],[17]	25.90%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		(*10) Even though the Group’s ownership ratio of the entity was more than 20% as of December 31, 2016, the Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates. However, as the workout process was completed during the years ended December 31, 2017, it has been included in the investment in associates.
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*16) Due to debt-equity swap, the entity was included in the investment in associates during the years ended December 31, 2017.
Jiwon Plating Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Plating
Proportion of ownership interest in associates and joint ventures	[10],[18]	20.50%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*16) Due to debt-equity swap, the entity was included in the investment in associates during the years ended December 31, 2017.
Cultizm Korea LTD Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Wholesale and retail sales
Proportion of ownership interest in associates and joint ventures	[10],[18]	31.30%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*16) Due to debt-equity swap, the entity was included in the investment in associates during the years ended December 31, 2017.
Gil Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing
Proportion of ownership interest in associates and joint ventures	[10],[18]	26.10%
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017. (*16) Due to debt-equity swap, the entity was included in the investment in associates during the years ended December 31, 2017.
Nk Eng Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Manufacturing
Proportion of ownership interest in associates and joint ventures	[10],[17]	23.10%
Description of reasons why presumption that interest of more than twenty per cent in associate is overcome		(*10) Even though the Group’s ownership ratio of the entity was more than 20% as of December 31, 2016, the Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates. However, as the workout process was completed during the years ended December 31, 2017, it has been included in the investment in associates.
Description of nature of entitys relationship with associate		(*6)The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
Woori Growth Partnerships New Technology Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business		Other financial business
Proportion of ownership interest in associates and joint ventures		23.10%		23.10%
Financial statements as of 2017		Dec. 31, 2017		Dec. 31, 2016
2016KIF-IMM Woori Bank Technology Venture Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business		Other financial business
Proportion of ownership interest in associates and joint ventures		20.00%		20.00%
Financial statements as of 2017		Dec. 31, 2017		Dec. 31, 2016
K BANK Co Ltd
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Finance		Finance
Proportion of ownership interest in associates and joint ventures	[6]	13.80%		13.00%
Financial statements as of 2017	[4]	Nov. 30, 2017		Nov. 30, 2016
Description of reason why using different reporting date or period for associate		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate		(*5) The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.		(*5) The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
Smart Private Equity Fund No.2
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business
Proportion of ownership interest in associates and joint ventures	[19]	20.00%
Financial statements as of 2017		Dec. 31, 2017
Description of nature of entitys relationship with associate		(*11) Due to capital contribution by the Group during the years ended December 31, 2017, the entities were included in the investment in associates.
Woori Bank-Company K Korea Movie Asset Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business
Proportion of ownership interest in associates and joint ventures	[19]	25.00%
Financial statements as of 2017		Dec. 31, 2017
Description of nature of entitys relationship with associate		(*11) Due to capital contribution by the Group during the years ended December 31, 2017, the entities were included in the investment in associates.
Well to Sea No.3 Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Finance
Proportion of ownership interest in associates and joint ventures	[19]	50.00%
Financial statements as of 2017	[4]	Sep. 30, 2017
Description of reason why using different reporting date or period for associate		(*3) The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
Description of nature of entitys relationship with associate		(*11) Due to capital contribution by the Group during the years ended December 31, 2017, the entities were included in the investment in associates.
Woori Renaissance Holdings Inc
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business		Other financial business
Proportion of ownership interest in associates and joint ventures				51.60%	[20]	51.60%
Description of nature of entitys relationship with associate		(*7) The Group owns over 50% ownership as of December 31, 2016. However, the investment in this entity was accounted for using equity method as the ownership and related contracts meet the definition of joint arrangement under K-IFRS 1111 Joint Arrangements. As of December 31, 2017 the entity has been excluded from the range of associates as liquidated.	[20]	(*7) The Group owns over 50% ownership as of December 31, 2016. However, the investment in this entity was accounted for using equity method as the ownership and related contracts meet the definition of joint arrangement under K-IFRS 1111 Joint Arrangements. As of December 31, 2017 the entity has been excluded from the range of associates as liquidated.
Woori Columbus First Private Equity Fund
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business		Other financial business
Proportion of ownership interest in associates and joint ventures				0.20%	[21]	1.90%
Description of nature of entitys relationship with associate		(*8) As a general partner of Woori Columbus 1st Private Equity Fund, the Group had significant influence over the entity’s operational and financial policy making process, including participating in making decision of dividend or other distribution. As such, the investment in this entity was accounted for using equity method as of December 31, 2016. The Woori Columbus 1st Private Equity Fund has been removed from the list of associated companies as it was liquidated during the current period.	[21]	(*8) As a general partner of Woori Columbus 1st Private Equity Fund, the Group had significant influence over the entity’s operational and financial policy making process, including participating in making decision of dividend or other distribution. As such, the investment in this entity was accounted for using equity method as of December 31, 2016. The Woori Columbus 1st Private Equity Fund has been removed from the list of associated companies as it was liquidated during the current period.
Nomura-Rifa Private Real Estate Investment Trust No.17
Disclosure of investments in associates and joint ventures [Line Items]
Main business		Other financial business
Proportion of ownership interest in associates and joint ventures	[19]	25.00%
Financial statements as of 2017		Dec. 31, 2017
Description of nature of entitys relationship with associate		(*11) Due to capital contribution by the Group during the years ended December 31, 2017, the entities were included in the investment in associates.

[1]	It has been removed from the list of associated companies as it was liquidated during the current period.
[2]	The Group has significant influence on these entities through its position in the creditors' council which is the decision making body regarding to financial and operational policies of associates.
[3]	The investments in associates that have quoted market prices are Kumho Tire Co., Ltd. (current period: 4,425 Korean Won, previous year: 8,480 Korean Won), Chin Hung International Inc. (current period: 1,915 Korean Won, previous year: 2,090 Korean Won), STX Engine Co., Ltd. (current period: 9,150 Korean Won, previous year: 6,630 Korean Won), Samho International Co., Ltd. (previous year: 16,900 Korean Won), STX Corporation. (previous year: 1,660 Korean Won).
[4]	The significant transactions and events between the end of reporting period of the associates and the Group have been properly incorporated.
[5]	Most of the significant business transactions of associates are with the Group as of December 31, 2016 and 2017.
[6]	The Group can participate in decision-making body and exercise significant influence over associates through business partnerships.
[7]	Due to consolidation of stocks and debt-equity swap, the Group’s number of holding shares and ownership ratio have decreased.
[8]	As the carrying amounts of certain investments in associates had been reduced to zero, the Group discontinued the use of the equity method in accounting for those investments, and unrecognized losses due to the restricted application of equity method amount to 612 million Won and 16,344 million Won as of December 31, 2016 and 2017, respectively.
[9]	The Group has sold a part of shares of the associates so the number of shares holding has decreased during the years ended December 31, 2017.
[10]	The carrying values of investments in Force TEC Co., Ltd., STX Corporation and Deokwon Food Co., Ltd. are nil as of December 31, 2016 and those of investments in Reading Doctors Co., Ltd., PREXCO Co., Ltd., Hyunwoo International Co., Ltd., Jiwon Plating Co., Ltd., Cultizm Korea LTD Co., Ltd., Gil Co., Ltd. and NK Eng Co., Ltd. are nil as of December 31, 2017. Furthermore, those of investments in Poonglim Industrial Co., Ltd., Dongwoo C&C Co., Ltd., SJCO Co., Ltd., G2 collection Co., Ltd., The Base Enterprise Co., Ltd., Heungjiwon Co., Ltd., Kyesan Engineering Co., Ltd., Good Software Lab Co., Ltd., Wongwang Co., Ltd., Sejin Construction Co., Ltd., QTS Shipping Co., Ltd., DAEA SNC Co., Ltd. and ARES-TECH Co., Ltd. are nil as of both December 31, 2016 and 2017.
[11]	The shares of STX Engine Co., Ltd. owned by the Group were reclassified as assets held for sale, as the creditor financial institutions committee entered into a contract with UAMCO.,Ltd during the current period to sell STX Engine Co., Ltd. shares.
[12]	The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates.
[13]	Not in scope for the associates, because the Group does not have significant influence over the entity due to the fact that it is going through workout process under receivership as of December 31, 2017.
[14]	Due to debt-equity swap capital stock, the Group ownership ratio has increased during the years ended December 31, 2017.
[15]	As the Group sold its ownership interests in the entities during the year ended December 31, 2016, these entities were excluded from the investment in associates.
[16]	As the Group sold its entire ownership interest of the entities, it was exclude from the investment in associates during the years ended December 31, 2017.
[17]	Even though the Group’s ownership interest of the entity is more than 20%, the Group does not have significant influence over the entity since it is going through work-out process under receivership, thus it is excluded from the investment in associates.
[18]	Due to debt-equity swap, the entity was included in the investment in associates during the years ended December 31, 2017.
[19]	Due to capital contribution by the Group during the years ended December 31, 2017, the entities were included in the investment in associates.
[20]	The Group owns over 50% ownership as of December 31, 2016. However, the investment in this entity was accounted for using equity method as the ownership and related contracts meet the definition of joint arrangement under IFRS 11 Joint Arrangements. As of December 31, 2017 the entity has been excluded from the range of associates as liquidated.
[21]	As a general partner of Woori Columbus 1st Private Equity Fund, the Group had significant influence over the entity’s operational and financial policy making process, including participating in making decision of dividend or other distribution. As such, the investment in this entity was accounted for using equity method as of December 31, 2016. The Woori Columbus 1st Private Equity Fund has been removed from the list of associated companies as it was liquidated during the current period.